INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following table summarizes intangible assets:

	As of December 31,
	£2025	2024
Developed technology	20,000,000	20,000,000
Less: accumulated amortization	(8,241,095)	(6,241,093)
Intangible assets, net	11,758,905	13,758,907

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The below table represents the future amortization expense:

£
2026	2,000,000
2027	2,000,000
2028	2,000,000
2029	2,000,000
2030	2,000,000
Thereafter	1,758,905
11,758,905